Summary of Significant Accounting Policies - Schedule of Revenues by Customer Location (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location	$ 12,588,263	$ 13,386,367	$ 25,135,681	$ 25,526,936	$ 32,445,557
Singapore [Member]
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location			19,306,369	12,281,701	18,020,107
Hong Kong S.A.R. [Member]
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location			4,068,128	4,088,106	4,262,950
BVI [Member]
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location				4,755,737	6,243,123
Other Countries [Member]
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location			$ 1,761,184	$ 4,401,392	$ 3,919,377